Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Income taxes
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 1,653,920	$ 1,217,748	$ 480,232
Deferred ISR		(278,400)	(245,569)	(85,731)
Income tax expense	$ 70,643	$ 1,375,520	$ 972,179	$ 394,501